Annual Total Returns - FidelitySeriesBondIndexFund-PRO - FidelitySeriesBondIndexFund-PRO - Fidelity Series Bond Index Fund - Fidelity Series Bond Index Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 26, 2019
Annual Return 2020	7.65%
Annual Return 2021	(1.80%)
Annual Return 2022	(12.98%)
Annual Return 2023	5.52%